Other Expenses Interest Expense [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	0.80%	2.34%
Bloomberg 5-Year General Obligation Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.89%	0.91%	1.83%
Composite Benchmark (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	10.49%	4.80%	5.73%
Class 1
Prospectus [Line Items]
Average Annual Return, Percent	[2]	8.99%	3.21%	3.75%
Class 1 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.32%	2.20%	3.00%
Class 1 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]	6.28%	2.47%	2.98%
Class 2
Prospectus [Line Items]
Average Annual Return, Percent		9.18%	3.40%	3.91%

[1]
The Portfolio measures its performance against a composite benchmark comprised of 21.8% Russell 3000, 8.3% MSCI ACWI ex-USA IMI (net), 42% Bloomberg 1-10 Year Municipal Bond, and 28% Bloomberg 1-10 Year US TIPS.

[2]	After-tax returns: – Are shown for Class 1 shares only and will vary for Class 2 shares because these Classes have different expense ratios; – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.